Fair Value - Analysis of Assets and Liabilities Recorded at Fair Value on Recurring Basis by Level of Fair Value Hierarchy (Detail) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	€ 443,814	€ 439,769	€ 392,008
Liabilities carried at fair value	419,153	415,336	€ 369,476
Real estate held for own use [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	209	208		€ 263
Level III [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Liabilities carried at fair value	4,890	3,278		2,695
Level III [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	9,061	10,722		10,077
Level III [member] | Available-for-sale financial assets [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	1,221	1,712		1,976
Level III [member] | Debt securities [member] | Available-for-sale financial assets [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	467	1,074		1,242
Level III [member] | Other investments [member] | Available-for-sale financial assets [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	2,174	2,049		1,376
Level III [member] | Real estate held for own use [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	209	208		263
Level III [member] | Investment contracts for account of policyholders [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Liabilities carried at fair value	(12)	197		206
Level III [member] | Derivative [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Liabilities carried at fair value	4,902	3,081		€ 2,489
Investment funds [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	350,389	339,124
Liabilities carried at fair value	74,242	72,033
Investment funds [member] | Available-for-sale financial assets [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	99,580	89,404
Investment funds [member] | Financial assets at fair value through profit or loss [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	250,600	249,512
Investment funds [member] | Shares [member] | Available-for-sale financial assets [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	345	409
Investment funds [member] | Shares [member] | Financial assets at fair value through profit or loss [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	1,634	1,813
Investment funds [member] | Debt securities [member] | Available-for-sale financial assets [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	93,681	82,918
Investment funds [member] | Debt securities [member] | Financial assets at fair value through profit or loss [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	5,669	3,934
Investment funds [member] | Money market and other short-term instruments [member] | Available-for-sale financial assets [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	4,558	5,169
Investment funds [member] | Money market and other short-term instruments [member] | Financial assets at fair value through profit or loss [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	109	158
Investment funds [member] | Other investments [member] | Available-for-sale financial assets [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	996	908
Investment funds [member] | Other investments [member] | Financial assets at fair value through profit or loss [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	2,645	3,175
Investment funds [member] | Investment contracts for account of policyholders [member] | Financial assets at fair value through profit or loss [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	223,705	225,788
Investment funds [member] | Derivatives [member] | Financial assets at fair value through profit or loss [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	13,986	11,157
Investment funds [member] | Real estate [member] | Financial assets at fair value through profit or loss [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	2,385	2,901
Investment funds [member] | Investments in real estate for policyholders [member] | Financial assets at fair value through profit or loss [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	467	586
Investment funds [member] | Real estate held for own use [member] | Financial assets revalued amount [Member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	209	208
Investment funds [member] | Investment contracts for account of policyholders [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Liabilities carried at fair value	59,625
Investment funds [member] | Investment contracts for account of policyholders [member] | Financial assets at fair value through profit or loss [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Liabilities carried at fair value		59,956
Investment funds [member] | Borrowings [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Liabilities carried at fair value		461
Investment funds [member] | Derivative [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Liabilities carried at fair value	14,617
Investment funds [member] | Derivative [member] | Financial assets at fair value through profit or loss [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Liabilities carried at fair value		11,616
Investment funds [member] | Level I [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	147,578	147,571
Liabilities carried at fair value	61	59
Investment funds [member] | Level I [member] | Available-for-sale financial assets [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	29,222	26,875
Investment funds [member] | Level I [member] | Financial assets at fair value through profit or loss [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	118,356	120,696
Investment funds [member] | Level I [member] | Shares [member] | Available-for-sale financial assets [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	90	92
Investment funds [member] | Level I [member] | Shares [member] | Financial assets at fair value through profit or loss [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	80	106
Investment funds [member] | Level I [member] | Debt securities [member] | Available-for-sale financial assets [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	28,300	25,528
Investment funds [member] | Level I [member] | Debt securities [member] | Financial assets at fair value through profit or loss [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	168	204
Investment funds [member] | Level I [member] | Money market and other short-term instruments [member] | Available-for-sale financial assets [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	832	1,255
Investment funds [member] | Level I [member] | Money market and other short-term instruments [member] | Financial assets at fair value through profit or loss [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	17	19
Investment funds [member] | Level I [member] | Other investments [member] | Financial assets at fair value through profit or loss [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	1	1
Investment funds [member] | Level I [member] | Investment contracts for account of policyholders [member] | Financial assets at fair value through profit or loss [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	118,057	120,271
Investment funds [member] | Level I [member] | Derivatives [member] | Financial assets at fair value through profit or loss [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	34	96
Investment funds [member] | Level I [member] | Derivative [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Liabilities carried at fair value	61
Investment funds [member] | Level I [member] | Derivative [member] | Financial assets at fair value through profit or loss [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Liabilities carried at fair value		59
Investment funds [member] | Level II [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	193,750	180,831
Liabilities carried at fair value	69,291	68,696
Investment funds [member] | Level II [member] | Available-for-sale financial assets [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	69,136	60,817
Investment funds [member] | Level II [member] | Financial assets at fair value through profit or loss [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	124,613	120,014
Investment funds [member] | Level II [member] | Shares [member] | Available-for-sale financial assets [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	82	160
Investment funds [member] | Level II [member] | Shares [member] | Financial assets at fair value through profit or loss [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	226	306
Investment funds [member] | Level II [member] | Debt securities [member] | Available-for-sale financial assets [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	64,914	56,317
Investment funds [member] | Level II [member] | Debt securities [member] | Financial assets at fair value through profit or loss [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	5,260	3,727
Investment funds [member] | Level II [member] | Money market and other short-term instruments [member] | Available-for-sale financial assets [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	3,726	3,914
Investment funds [member] | Level II [member] | Money market and other short-term instruments [member] | Financial assets at fair value through profit or loss [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	93	139
Investment funds [member] | Level II [member] | Other investments [member] | Available-for-sale financial assets [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	415	426
Investment funds [member] | Level II [member] | Other investments [member] | Financial assets at fair value through profit or loss [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	470	1,125
Investment funds [member] | Level II [member] | Investment contracts for account of policyholders [member] | Financial assets at fair value through profit or loss [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	104,635	103,712
Investment funds [member] | Level II [member] | Derivatives [member] | Financial assets at fair value through profit or loss [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	13,930	11,006
Investment funds [member] | Level II [member] | Investment contracts for account of policyholders [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Liabilities carried at fair value	59,637
Investment funds [member] | Level II [member] | Investment contracts for account of policyholders [member] | Financial assets at fair value through profit or loss [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Liabilities carried at fair value		59,759
Investment funds [member] | Level II [member] | Borrowings [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Liabilities carried at fair value		461
Investment funds [member] | Level II [member] | Derivative [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Liabilities carried at fair value	9,654
Investment funds [member] | Level II [member] | Derivative [member] | Financial assets at fair value through profit or loss [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Liabilities carried at fair value		8,476
Investment funds [member] | Level III [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	9,061	10,722
Liabilities carried at fair value	4,890	3,278
Investment funds [member] | Level III [member] | Available-for-sale financial assets [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	1,221	1,712
Investment funds [member] | Level III [member] | Financial assets at fair value through profit or loss [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	7,631	8,802
Investment funds [member] | Level III [member] | Shares [member] | Available-for-sale financial assets [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	173	157
Investment funds [member] | Level III [member] | Shares [member] | Financial assets at fair value through profit or loss [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	1,329	1,401
Investment funds [member] | Level III [member] | Debt securities [member] | Available-for-sale financial assets [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	467	1,074
Investment funds [member] | Level III [member] | Debt securities [member] | Financial assets at fair value through profit or loss [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	242	4
Investment funds [member] | Level III [member] | Other investments [member] | Available-for-sale financial assets [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	581	482
Investment funds [member] | Level III [member] | Other investments [member] | Financial assets at fair value through profit or loss [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value		2,049
Investment funds [member] | Level III [member] | Investment contracts for account of policyholders [member] | Financial assets at fair value through profit or loss [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	1,012	1,805
Investment funds [member] | Level III [member] | Derivatives [member] | Financial assets at fair value through profit or loss [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	22	56
Investment funds [member] | Level III [member] | Real estate [member] | Financial assets at fair value through profit or loss [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	2,385	2,901
Investment funds [member] | Level III [member] | Investments in real estate for policyholders [member] | Financial assets at fair value through profit or loss [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	467	586
Investment funds [member] | Level III [member] | Real estate held for own use [member] | Financial assets revalued amount [Member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	209	208
Investment funds [member] | Level III [member] | Investment contracts for account of policyholders [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Liabilities carried at fair value	(12)
Investment funds [member] | Level III [member] | Investment contracts for account of policyholders [member] | Financial assets at fair value through profit or loss [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Liabilities carried at fair value		197
Investment funds [member] | Level III [member] | Derivative [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Liabilities carried at fair value	€ 4,902
Investment funds [member] | Level III [member] | Derivative [member] | Financial assets at fair value through profit or loss [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Liabilities carried at fair value		€ 3,081